Condensed Consolidated Statement of Stockholders' Equity (USD $)	Total USD ($)	Employee USD ($)	Consultant USD ($)	Common Stock Repurchase Program USD ($)	Restricted Share Units USD ($)	Restricted Stock USD ($)	Satisfaction of Income Tax withholding USD ($)	Common Stock USD ($)	Treasury Shares USD ($)	Treasury Shares Common Stock Repurchase Program USD ($)	Treasury Shares Restricted Share Units USD ($)	Treasury Shares Restricted Stock USD ($)	Treasury Shares Satisfaction of Income Tax withholding USD ($)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Employee USD ($)	Additional Paid-in Capital Consultant USD ($)	Accumulated Deficit USD ($)	Series D Convertible Preferred Stock
Balance at Dec. 31, 2008	$ 48,245,000							$ 10,000	$ (208,000)					$ 108,989,000			$ (60,546,000)
Balance (in shares) at Dec. 31, 2008								10,486,935.00	107,067.00									55,388.37
Stock issued to consultants for services (in shares)								89,577
Stock issued to consultants for services	165,000													165,000
Issuance of common stock in connection with vesting of restricted stock units								134,274
Issuance of common stock upon exercise of stock options (in Shares)								44
Issuance of common stock in connection with the conversion of Series D Convertible Preferred Stock (in shares)								3,692,552.00										(55,388.37)
Issuance of common stock in connection with the conversion of Series D Convertible Preferred Stock								4,000						(4,000)
Purchase of treasury Stock (in shares)													16,827
Purchase of treasury Stock							(35,000)						(35,000)
Issuance of common stock under employee stock purchase plan (in shares)								68,981
Issuance of common stock under employee stock purchase plan	93,000													93,000
Amortization of stock option costs		394,000	96,000												394,000	96,000
Stock-based compensation - restricted stock vested	1,041,000													1,041,000
Stock based compensation - employee stock purchase plan	31,000													31,000
Net income (loss)	(5,311,000)																(5,311,000)
Amortization of restricted stock unit costs		1,100,000	4,000												1,100,000	4,000
Balance at Dec. 31, 2009	45,823,000							14,000	(243,000)					111,909,000			(65,857,000)
Balance (in shares) at Dec. 31, 2009								14,472,363	123,894
Stock issued to consultants for services (in shares)								26,309
Stock issued to consultants for services	45,000													45,000
Issuance of common stock in connection with vesting of restricted stock units								155,561
Purchase and cancellation of shares in connection with tender offer (in shares)								(1,119,978)
Purchase and cancellation of shares in connection with tender offer	(2,688,000)							(1,000)						(2,687,000)
Issuance of common stock upon exercise of stock options (in Shares)								151,250
Issuance of common stock upon exercise of stock options	273,000							1,000						272,000
Purchase of treasury Stock (in shares)										16,627	33,654	169,800
Purchase of treasury Stock				(39,000)	(69,000)	(336,000)				(39,000)	(69,000)	(336,000)
Issuance of common stock under employee stock purchase plan (in shares)								31,289
Issuance of common stock under employee stock purchase plan	45,000													45,000
Amortization of stock option costs		82,000	132,000												82,000	132,000
Stock-based compensation - restricted stock vested	1,468,000													1,468,000
Repurchase of stock-based compensation award	(339,000)													(339,000)
Stock based compensation - employee stock purchase plan	16,000													16,000
Net income (loss)	(15,274,000)																(15,274,000)
Amortization of restricted stock unit costs		575,000	7,000												575,000	7,000
Balance at Dec. 31, 2010	29,721,000							14,000	(687,000)					111,525,000			(81,131,000)
Balance (in shares) at Dec. 31, 2010								13,716,794	343,975
Issuance of common stock in connection with vesting of restricted stock units								5,557
Purchase and cancellation of shares in connection with tender offer (in shares)								(7,500,000)
Purchase and cancellation of shares in connection with tender offer	(19,650,000)							(7,000)						(19,643,000)
Issuance of common stock upon exercise of stock options (in Shares)								325,003
Issuance of common stock upon exercise of stock options	584,000													584,000
Purchase of treasury Stock (in shares)										8,674
Purchase of treasury Stock				(21,000)						(21,000)
Amortization of stock option costs		13,000													13,000
Net income (loss)	(346,000)																(346,000)
Balance at Dec. 31, 2011	10,301,000							7,000	(708,000)					92,479,000			(81,477,000)
Balance (in shares) at Dec. 31, 2011								6,547,354	352,649
Issuance of common stock upon exercise of stock options (in Shares)								4,998
Issuance of common stock upon exercise of stock options	8,000													8,000
Purchase of treasury Stock (in shares)									1,943
Purchase of treasury Stock	(5,000)								(5,000)
Amortization of stock option costs	24,000													24,000
Recovery of stockholder short swing profit	15,000													15,000
Net income (loss)	8,843,000																8,843,000
Balance at Mar. 31, 2012	$ 19,186,000							$ 7,000	$ (713,000)					$ 92,526,000			$ (72,634,000)
Balance (in shares) at Mar. 31, 2012								6,552,352	354,592